Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property and Equipment
Schedule of Property and equipment
	March 31,	December 31,
	2023	2022

Office furniture, equipment and software	$206,000	206,000
Less accumulated depreciation	(204,000)	(204,000)
Property and equipment, net	$2,000	$2,000

	December 31 ,
	2022	2021

Office furniture, equipment and software	$206,000	$206,000
Less accumulated depreciation	(204,000)	(189,000)
Property and equipment, net	$2,000	$17,000